Commitments (Details)	Aug. 31, 2022 USD ($)
2023
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 4,350,104
Later than two years and not later than three years [member]
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 2,253,394